UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: (811- 06190 )

Exact name of registrant as specified in charter: Putnam International Equity Fund

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
One International Place
Boston, Massachusetts 02110

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: June 30, 2006

Date of reporting period: March 31, 2006

Item 1. Schedule of Investments:

Putnam International Equity Fund

The fund's portfolio
3/31/06 (Unaudited)

COMMON STOCKS (99.3%)(a)
	Shares	Value

Australia (1.7%)

Commonwealth Bank of Australia	97,994	$3,160,429
Macquarie Bank, Ltd.	1,089,619	50,138,333
Macquarie Infrastructure Group	12,850,275	34,845,530
Macquerie Infrastructure Group 144A	1,256,312	3,406,686
Mayne Pharma, Ltd. (NON)	219,229	461,894
Promina Group, Ltd.	783,688	3,051,661
Rio Tinto, Ltd.	128,090	7,180,776
SP AusNet (NON)	72,839	67,503
Spark Infrastructure Group	316,812	264,446
Telstra Corp., Ltd.	23,623	62,983
Westpac Banking Corp.	423,732	7,180,436
Woolworths, Ltd.	217,113	2,912,199
		112,732,876

Belgium (3.0%)

InBev NV	1,292,673	60,531,999
KBC Groupe SA	866,892	92,936,024
Mobistar SA	437,272	31,693,037
Solvay SA	53,410	6,158,867
Umicore NV/SA	32,425	4,484,475
		195,804,402

Bermuda (0.4%)

ACE, Ltd.	447,783	23,289,194

Brazil (1.2%)
Banco Bradesco SA (Preference)	535,300	19,122,968
Companhia Vale do Rio Doce (CVRD) ADR	16,969	823,506
EDP - Energias do Brasil SA	53,100	738,853
Perdigao SA (Preference)	13,600	426,234
Petroleo Brasileiro SA ADR (S)	647,389	56,109,205
Usinas Siderurgicas de Minas Gerais (Usiminas)
(Preference)	69,395	2,566,691
		79,787,457

Canada (1.1%)

Agrium, Inc.	9,867	249,234
Alcan Aluminum, Ltd.	9,900	453,534
Bank of Montreal	27,890	1,586,643
Bank of Nova Scotia	6,500	260,936
CAE, Inc.	55,200	434,482
Canadian Imperial Bank of Commerce	18,734	1,381,398
Canadian National Railway Co.	32,006	1,452,249
Canadian Natural Resources, Ltd.	337,580	18,784,997
EnCana Corp.	13,800	644,860
Goldcorp, Inc. (New York Exchange)	22,400	656,270
Great-West Lifeco, Inc.	10,500	266,484
Imperial Oil, Ltd. (Toronto Exchange)	8,509	917,364
ING Canada, Inc.	10,174	481,614
IPSCO, Inc.	7,556	784,041
Magna International, Inc. Class A	5,319	401,559
Manulife Financial Corp.	30,211	1,897,675
Methanex Corp.	45,262	927,516
National Bank of Canada	20,792	1,138,452
Nexen, Inc.	22,500	1,240,461
Petro-Canada	28,466	1,351,665
Power Financial Corp.	26,206	795,640
RONA, Inc. (NON)	13,600	259,919
Royal Bank of Canada	17,106	722,051
Sun Life Financial Services of Canada, Inc.	8,700	370,364
Suncor Energy, Inc.	2,500	192,125
Talisman Energy, Inc.	22,426	1,192,541
Teck Corp.	34,030	2,192,416
Telus Corp.	854,196	33,082,426
TransAlta Corp.	8,200	156,505
TransCanada Corp.	7,400	213,631
TSX Group, Inc.	5,100	229,660
		74,718,712

Chile (--%)

Enersis SA	2,766,344	663,923

China (0.9%)

Air China, Ltd. (NON)	1,938,000	745,034
China Life Insurance Co., Ltd. (NON)	13,333,000	16,948,976

China Petroleum & Chemical Corp.	2,460,000	1,431,918
China Shenhua Energy Co., Ltd.	18,248,000	32,078,552
China Shenhua Energy Co., Ltd. Class H (NON)	2,447,000	4,301,634
China Shipping Development Co.	668,000	523,649
		56,029,763

Denmark (--%)
Genmab A/S (NON)	7,125	225,339

Finland (0.1%)
Nokia OYJ	127,293	2,630,739

France (10.7%)
Air Liquide	14,326	2,978,060
Alcatel SA (NON)	180,530	2,789,495
Alstrom (NON)	90,880	7,609,564
Axa SA	173,946	6,095,346
BNP Paribas SA	1,065,896	98,858,123
Christian Dior SA	32,508	3,239,211
Credit Agricole SA	2,538,370	98,623,543
France Telecom SA	3,535,660	79,402,438
France Telecom SA 144A	206,199	4,630,735
Groupe Danone	22,205	2,716,360
LVMH Moet Hennessy Louis Vuitton SA	32,199	3,151,928
Renault SA	936,872	99,474,727
Sanofi-Synthelabo SA	33,363	3,168,985
Schneider Electric SA	47,517	5,122,855
Total SA	449,106	118,302,155
Veolia Environnement	1,719,218	95,338,031
Vinci SA	6,863	675,549
Vinci SA (Rights) (NON)	6,863	14,698
Vivendi Universal SA	2,046,154	70,165,485
Vivendi Universal SA 144A	3,254	111,584
		702,468,872

Germany (7.1%)
Adidas-Salomon AG	173,137	34,216,944
Allianz AG	731,184	122,040,020
BASF AG	1,358,994	106,358,676
Deutsche Bank AG	55,500	6,322,643
Deutsche Post AG	126,400	3,155,235
Henkel KGaA	52,871	5,687,281
Henkel KGaA (Preference)	521,034	60,863,753
Hypo Real Estate Holding	247,938	17,010,282
Porsche AG (Preference)	2,105	2,007,840
SAP AG	16,690	3,620,946
Schering AG	838,275	87,007,748
Schwarz Pharma AG	44,732	3,604,773
Schwarz Pharma AG 144A (NON)	16,600	1,337,728
Siemens AG	121,670	11,325,688
ThyssenKrupp AG	50,358	1,450,819
		466,010,376

Greece (0.9%)
Alpha Bank AE	880,406	32,470,078
Hellenic Telecommunication Organization (OTE) SA (NON)	1,274,577	28,377,182
Hellenic Telecommunication Organization (OTE) SA 144A	18,500	411,884
		61,259,144

Hong Kong (0.5%)
Cheung Kong Infrastructure Holdings, Ltd.	103,000	326,883
China Netcom Group Corp. (Hong Kong), Ltd.	267,000	471,852
China Overseas Land & Investment, Ltd.	1,071,000	728,627
Dah Sing Financial Group	450,000	3,540,262
Esprit Holdings, Ltd.	3,431,000	26,702,381
Hong Kong and China Gas Co., Ltd.	127,000	306,129
Hong Kong Electric Holdings, Ltd.	178,000	836,006
Hutchinson Telecommunications International, Ltd. (NON)	89,000	151,895
Orient Overseas International, Ltd.	69,000	233,424
Swire Pacific, Ltd.	160,000	1,565,330
		34,862,789

Hungary (--%)
MOL Magyar Olaj- es Gazipari Rt.	10,722	1,099,569
OTP Bank Rt	24,783	859,320
		1,958,889

India (--%)
GVK Power & Infrastructure, Ltd. (NON)	1,437	8,084
National Thermal Power Corp., Ltd.	27,640	83,220
		91,304

Indonesia (--%)

Bank Rakyat Indonesia	1,086,000	466,941
PT Astra International, Inc.	600,000	746,068
		1,213,009

Ireland (1.7%)
Bank of Ireland PLC	1,895,659	35,209,022
CRH PLC	2,101,333	73,227,252
Iaws Group PLC	217,575	3,767,333
		112,203,607

Israel (--%)
Bank Hapoalim, Ltd.	145,344	674,244
Israel Chemicals, Ltd.	165,751	591,689
		1,265,933

Italy (4.0%)
Banca Popolare di Verona e Novara Scrl	301,163	7,958,654
Enel SpA	332,064	2,804,546
ENI SpA	31,878	905,679
Fastweb (NON)	37,797	1,922,216
IntesaBCI SpA	5,886,956	35,117,459
Mediaset SpA	6,006,912	70,648,493
Saipem SpA	447,577	10,338,536
UniCredito Italiano SpA	18,350,620	132,892,437
		262,588,020

Japan (27.0%)
Acom Co., Ltd.	53,110	3,111,402
Aeon Co., Ltd.	1,411,100	34,163,582
Aiful Corp.	862,550	56,842,289
Asahi Chemical Industry Co., Ltd.	5,570,000	39,624,847
Asahi Glass Co., Ltd.	68,000	1,014,315
Astellas Pharma, Inc.	959,800	36,378,173
Bridgestone Corp.	22,000	457,950
Canon, Inc.	946,828	62,404,424
Chiyoda Corp.	503,000	11,692,404
Chubu Electric Power, Inc.	13,900	347,636
Credit Saison Co., Ltd.	935,500	51,458,367
Dai Nippon Printing Co., Ltd.	4,137,000	74,707,447
Daiichi Sankyo Co., Ltd.	1,783,400	40,553,817
Daito Trust Construction Co., Ltd.	1,317,700	68,600,130
East Japan Railway Co.	12,652	93,540,767
Electric Power Development Co.	1,141,800	36,114,414
Fanuc, Ltd.	293,600	28,191,739
Fuji Television Network, Inc.	1,070	2,661,629
Honda Motor Co., Ltd.	22,000	1,359,135
Hoya Corp.	130,000	5,236,837
Japan Tobacco, Inc.	20,910	73,326,925
JFE Holdings, Inc.	151,000	6,081,936
Kansai Electric Power, Inc.	37,800	838,001
KDDI Corp.	468	2,500,640
Komatsu, Ltd.	177,000	3,369,899
Konica Corp. (NON)	4,080,000	51,966,402
Kubota Corp.	3,388,000	36,492,562
Kyushu Electric Power Co., Inc.	12,300	276,846
Lawson, Inc.	1,072,400	40,279,418
Matsushita Electric Industrial Co.	4,783,000	105,736,201
Mitsubishi Corp.	3,477,000	79,026,517
Mitsubishi UFJ Financial Group, Inc.	9,650	146,651,272
Mitsui & Co., Ltd.	363,000	5,239,339
Mitsui Chemicals, Inc.	220,000	1,618,446
Mitsui Fudoscan Co., Ltd.	2,156,000	49,408,196
Mitsui O.S.K Lines, Ltd.	87,000	587,314
Mizuho Financial Group, Inc.	1,200	9,800,197
Nidec Corp.	19,100	1,560,974
Nippon Mining Holdings, Inc.	2,982,500	25,114,845
Nippon Telegraph & Telephone (NTT) Corp.	311	1,335,809
Nissan Motor Co., Ltd.	3,377,900	40,067,212
Nomura Securities Co., Ltd.	337,800	7,522,114
NSK, Ltd.	31,000	268,670
NTT DoCoMo, Inc.	1,120	1,650,488
Obayashi Corp.	97,000	786,841
Omron Corp.	1,683,800	48,254,966
Ono Pharmaceutical Co., Ltd.	639,600	30,045,366
Orix Corp.	28,420	8,789,281
Osaka Gas Co., Ltd.	77,000	279,399
Rohm Co., Ltd.	303,100	31,799,343
Sankyo Co., Ltd.	576,900	39,451,083
Shimizu Corp.	4,452,000	32,293,529
SMC Corp.	28,800	4,479,392
Sony Corp.	48,800	2,245,138
Sumitomo Mitsui Banking Corp.	196,000	2,264,360
Suzuki Motor Corp.	1,800,900	41,305,280
Takeda Pharmaceutical Co., Ltd.	36,700	2,086,152
Terumo Corp.	14,200	465,883
Tohoku Electric Power Co., Inc.	16,800	362,470

Tokyo Electric Power Co.	59,700	1,485,467
Tokyo Electron, Ltd.	18,500	1,274,122
Tokyo Gas Co., Ltd.	6,656,000	29,066,758
TonenGeneral Sekiyu KK	2,414,000	24,501,502
Toto, Ltd.	43,000	397,890
Toyo Suisan Kaisha, Ltd.	33,000	502,305
Toyota Motor Corp.	2,453,900	133,355,659
Uni-Charm Corp.	48,500	2,375,341
		1,777,049,054

Luxembourg (--%)
Arcelor	26,428	1,040,240

Malaysia (--%)
Digi.com Berhad (NON)	76,400	175,291

Mexico (--%)
Axtel SA de CV (NON)	173,424	419,606
Axtel SA de CV 144A (NON)	120,100	290,587
Empresas ICA SA de CV (NON)	245,632	755,357
Grupo Mexico SA	167,250	473,009
		1,938,559

Netherlands (7.1%)
ABN AMRO Holding NV	4,163,882	124,647,473
Endemol NV (NON)	190,609	3,201,240
European Aeronautic Defense and Space Co.	384,129	16,160,960
ING Groep NV	186,062	7,339,402
Koninklijke (Royal) KPN NV	9,058,475	101,935,019
Koninklijke (Royal) KPN NV 144A	633,830	7,132,489
Royal Dutch Shell PLC Class A	3,330,448	104,050,523
Royal Dutch Shell PLC Class B	2,627,881	85,317,037
Royal Numico NV	63,747	2,816,158
SBM Offshore NV	122,449	12,260,512
		464,860,813

New Zealand (--%)
Telecom Corp. of New Zealand, Ltd.	167,408	567,128

Norway (1.2%)
DnB Holdings ASA	230,355	3,098,718
Norsk Hydro ASA	532,813	73,744,620
		76,843,338

Russia (0.4%)
Lukoil	12,102	1,006,886
Mobile Telesystems ADR	24,000	794,400
OAO Gazprom	2,481,314	20,579,038
		22,380,324

Singapore (2.5%)
Ascendas Real Estate Investment Trust (R)	1,235,000	1,655,430
Chartered Semiconductor Manufacturing, Ltd. (NON)	48,260,000	46,704,553
SembCorp Industries, Ltd.	147,580	318,999
Singapore Airlines, Ltd.	3,803,000	32,847,398
Singapore Telecommunications, Ltd.	11,411,000	18,666,142
StarHub, Ltd.	99,000	132,707
StarHub, Ltd. 144A	1,457,000	1,953,074
United Overseas Bank, Ltd.	6,549,000	63,131,954
		165,410,257

South Africa (0.1%)
African Bank Investments, Ltd.	112,094	548,140
Barloworld, Ltd.	50,300	1,084,478
Foschini, Ltd.	65,541	619,923
Gold Fields, Ltd.	4,266	93,077
Gold Fields, Ltd. 144A	4,650	101,455
Gold Fields, Ltd. ADR (S)	30,851	678,105
Imperial Holdings, Ltd. (NON)	26,474	734,971
J.D. Group, Ltd.	47,316	717,479
Network Healthcare Holdings, Ltd. (NON)	512,073	752,376
Reunert, Ltd.	64,775	716,158
Sanlam, Ltd.	250,424	670,833
Tiger Brands, Ltd.	38,112	1,076,009
		7,793,004

South Korea (1.6%)
Daegu Bank	45,210	841,811
Hanjin Shipping	21,210	504,410
Hynix Semiconductor, Inc. (NON)	929,520	27,529,245
Kookmin Bank	9,120	783,027
Korea Electric Power Corp.	11,580	486,404

Korean Air Co., Ltd.	18,360	586,083
LG Electronics, Inc.	11,810	958,241
LG Engineering & Construction, Ltd.	12,440	739,348
LG.Philips LCD Co., Ltd. (NON)	12,510	566,991
Macquarie Korea Infrastructure GDR 144A (NON)	232,200	1,655,586
POSCO	118,809	30,426,183
POSCO ADR	4,300	274,340
Samsung Electronics Co., Ltd.	2,522	1,631,081
Shinhan Financial Group Co., Ltd.	790,780	35,161,903
Shinhan Financial Group Co., Ltd. ADR	603	53,124
SK Corp.	18,530	1,244,036
Sungshin Cement Co., Ltd.	6,287	115,978
		103,557,791

Spain (3.5%)
Autopistas Concesionaria Espanola SA	42,585	1,102,181
Banco Bilbao Vizcaya Argentaria SA	359,369	7,487,884
Iberdrola SA	3,707,476	119,508,264
Iberia Lineas Aereas de Espana SA	203,410	561,168
Repsol YPF, SA	3,526,937	100,032,398
		228,691,895

Sweden (1.8%)
Assa Abloy AB Class B	373,219	6,921,664
Hennes & Mauritz AB Class B	1,103,529	40,223,607
Skanska AB Class B	82,000	1,341,847
SKF AB Class B	1,662,760	27,102,679
Telefonaktiebolaget LM Ericsson AB Class B	11,291,009	42,894,676
Volvo AB Class B	31,500	1,473,625
		119,958,098

Switzerland (8.4%)
ABB, Ltd. (NON)	172,397	2,170,632
Arpida, Ltd. (NON)	11,437	244,672
Arpida, Ltd. 144A (NON)	32,180	688,428
Basilea Pharmaceutica AG (NON)	1,547	213,134
Credit Suisse Group	2,099,322	117,539,536
Holcim, Ltd.	22,978	1,825,577
Julius Baer Holding, Ltd. Class B	570,592	51,490,851
Nestle SA	25,248	7,478,742
Nobel Biocare Holding AG	10,589	2,352,436
Novartis AG	456,809	25,349,141
Roche Holding AG	840,834	124,918,392
Speedel Holding AG (NON)	8,462	1,165,832
STMicroelectronics NV	1,190,867	21,988,883
Straumann Holding AG	3,047	692,659
Swatch Group AG (The)	153,263	5,325,787
Swatch Group AG (The) Class B	187,143	31,355,226
Swiss Re	797,572	55,613,325
Synthes, Inc.	7,449	815,313
Xstrata PLC	450,218	14,546,548
Zurich Financial Services AG (NON)	371,967	87,190,887
		552,966,001

Taiwan (0.6%)
ASE Test, Ltd. (NON)	128,660	1,157,940
China Steel Corp.	902,000	845,313
Far EasTone Telecommunications Co., Ltd.	573,000	676,969
Himax Technologies, Inc. ADR (NON)	21,700	189,875
Hon Hai Precision Industry Co., Ltd.	85,000	524,435
Lite-On Technology Corp.	17,727,000	24,551,573
Quanta Computer, Inc.	992,000	1,626,312
Siliconware Precision Industries Co.	1,927,833	2,503,545
Sinopac Holdings Co.	784,000	397,014
Taiwan Semiconductor Manufacturing Co., Ltd.	684,997	1,351,409
United Microelectronics Corp.	2,406,518	1,515,884
Wistron Corp. (NON)	409,000	489,600
		35,829,869

Thailand (--%)
Italian-Thai Development PLC NVDR (Non Voting
Depository Receipt)	3,707,700	662,941
Kim Eng Securities Thailand PCL	358,500	221,636
Krung Thai Bank Public Co., Ltd.	2,525,500	708,543
Land and Houses Public Co., Ltd.	2,232,400	468,075
		2,061,195

Turkey (--%)
Dogan Yayin Holding (NON)	1	2
Turkiye Is Bankasi Class C	51,844	432,194
		432,196

United Kingdom (11.8%)

Admiral Group PLC			210,929	2,297,313
AstraZeneca PLC (London Exchange)			148,027	7,444,974
BAE Systems PLC			337,771	2,464,738
Barclays PLC			8,367,013	97,730,983
BHP Billiton PLC			421,074	7,678,775
British Airways PLC (NON)			163,562	1,002,049
Burberry Group PLC			172,783	1,388,913
Enterprise Inns PLC			1,538,618	25,403,408
GlaxoSmithKline PLC			228,861	5,973,550
GUS PLC			136,150	2,491,118
Hikma Pharmaceuticals PLC 144A (NON)			15,300	106,073
Hilton Group PLC			8,209,338	55,383,700
IMI PLC			130,871	1,284,648
Imperial Tobacco Group PLC			89,299	2,643,652
John Wood Group PLC			198,839	872,462
Marks & Spencer PLC			234,679	2,264,976
Next PLC			73,512	2,103,616
Pennon Group PLC			168,715	3,923,799
Pennon Group PLC Class B (F)(NON)			185,587	354,050
Punch Taverns PLC			5,107,291	74,625,068
Reckitt Benckiser PLC			2,972,459	104,443,048
Rio Tinto PLC			1,597,795	80,970,252
Royal Bank of Scotland Group PLC			1,926,503	62,579,443
Royal Bank of Scotland Group PLC 144A			29,380	954,363
Schroders PLC			735,771	15,172,207
Scottish and Southern Energy PLC			221,459	4,347,744
Stagecoach Group PLC			402,935	803,632
Tesco PLC			8,174,407	46,783,684
Vodafone Group PLC			76,855,426	160,614,890
Wolseley PLC			32,920	807,297
WPP Group PLC			135,328	1,620,035
				776,534,460

Total common stocks (cost $5,369,492,737)				$6,527,893,861

UNITS (--%)(a)(NON) (cost $1,093,629)

			Units	Value

Grafton Group PLC (Ireland)(NON)			87,086	$1,141,201

WARRANTS (--%)(a) (cost $288,486)

		Strike
	Expiration date	price	Warrants	Value

Fuji Television Network 144A Structured Exercise Call
Warrants (issued by Merrill Lynch International & Co.)
(Japan)	11/22/06	-	131	$326,473

SHORT-TERM INVESTMENTS (1.2%)(a)

			Principal
			amount/shares	Value

Interest in $564,000,000 joint repurchase agreement
dated March 31, 2006 with Bank of America Securities,
LLC due April 3, 2006 with respect to various U.S.
Government obligations -- maturity value of
$13,873,570 for an effective yield of 4.82%
(collateralized by Fannie Mae with a yield of 5.00%
and a due date of March 1, 2035, valued at
$575,280,000)			$13,868,000	$13,868,000
Short-term investments held as collateral for loaned
securities with yields ranging from 4.78% to 5.03% and
due dates ranging from April 3, 2006 to May 16, 2006
(d)			10,819,115	10,796,270
Putnam Prime Money Market Fund (e)			53,069,925	53,069,925

Total short-term investments (cost $77,734,195)				$77,734,195

TOTAL INVESTMENTS

Total investments (cost $5,448,609,047)(b)				$6,607,095,730

FORWARD CURRENCY CONTRACTS TO BUY at 3/31/06 (aggregate face value $1,240,317,615) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$230,638,657	$239,870,775	4/19/06	$(9,232,118)
British Pound	760,474,242	765,612,177	6/21/06	(5,137,935)
Euro	151,777,595	151,499,804	6/21/06	277,791
Japanese Yen	42,076,517	42,549,759	5/17/06	(473,242)
Norwegian Krone	41,265,296	40,785,100	6/21/06	480,196

Total				$(14,085,308)

FORWARD CURRENCY CONTRACTS TO SELL at 3/31/06 (aggregate face value $963,637,754) (Unaudited)
				Unrealized
		Aggregate	Delivery	appreciation/
	Value	face value	date	(depreciation)

Australian Dollar	$10,755,762	$11,165,724	4/19/06	$409,962
British Pound	5,252,441	5,315,404	6/21/06	62,963
Canadian Dollar	82,257,694	81,958,207	4/19/06	(299,487)
Euro	151,609,694	150,378,466	6/21/06	(1,231,228)
Japanese Yen	438,552,240	439,325,808	5/17/06	773,568
Swedish Krona	95,147,076	94,402,565	6/21/06	(744,511)
Swiss Franc	179,353,328	181,091,580	6/21/06	1,738,252

Total				$709,519

NOTES

(a) Percentages indicated are based on net assets of $6,574,874,607.

(b) The aggregate identified cost on a tax basis is $5,482,482,531, resulting in gross unrealized appreciation and depreciation of $1,218,599,585 and $93,986,386, respectively, or net unrealized appreciation of $1,124,613,199.

(NON) Non-income-producing security.

(S) Securities on loan, in part or in entirety, at March 31, 2006.

(R) Real Estate Investment Trust.

(d) The fund may lend securities, through its agents, to qualified borrowers in order to earn additional income. The loans are collateralized by cash and/or securities in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agents; the fund will bear the risk of loss with respect to the investment of the cash collateral. Income from securities lending is included in investment income on the statement of operations. At March 31, 2006, the value of securities loaned amounted to $10,479,855. The fund received cash collateral of $10,796,270 which is pooled with collateral of other Putnam funds into 29 issues of high-grade, short-term investments.

(e) Pursuant to an exemptive order from the Securities and Exchange Commission, the fund invests in Putnam Prime Money Market Fund, an open-end management investment company managed by Putnam Investment Management, LLC ("Putnam Management"), the fund's manager, an indirect wholly-owned subsidiary of Putnam, LLC. Management fees paid by the fund are reduced by an amount equal to the management and administrative fees paid by Putnam Prime Money Market Fund with respect to assets invested by the fund in Putnam Prime Money Market Fund. Income distributions earned by the fund totaled $995,759 for the period ended March 31, 2006. During the period ended March 31, 2006, cost of purchases and cost of sales of investments in Putnam Prime Money Market Fund aggregated $1,275,307,857 and $1,300,145,048, respectively.

(F) Security is valued at fair value following procedures approved by the Trustees. On March 31, 2006, fair value pricing was also used for certain foreign securities in the portfolio.

At March 31, 2006, liquid assets totaling $287,531,275 have been designated as collateral for open forward contracts.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR or GDR after the name of a foreign holding stands for American Depository Receipts or Global Depository Receipts, respectively, representing ownership of foreign securities on deposit with a custodian bank.

The fund had the following industry group concentration greater than 10% at March 31, 2006 (as a percentage of net assets):

Banking	15.5%

Security valuation Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value equity foreign securities taking into account multiple factors, including movements in the U.S. securities markets. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent.

At March 31, 2006, fair value pricing was used for certain foreign securities in the portfolio.

Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

Other investments, including certain restricted securities, are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

Forward currency contracts The fund may buy and sell forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

Risks may exceed amounts recognized on the statement of assets and liabilities. Forward currency contracts outstanding at period end, if any, are listed after the fund’s portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam International Equity Fund By (Signature and Title): /s/ Michael T. Healy Michael T. Healy Principal Accounting Officer Date: May 26, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Charles E. Porter
Charles E. Porter
Principal Executive Officer
Date: May 26, 2006

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: May 26, 2006